Stock Compensation - Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Outstanding, beginning of year		0	0	22,615
Granted		0	0	0
Exercised	(22,615)	0	0	(22,615)
Forfeited or expired		0	0	0
Outstanding, end of year		0	0	0
Exercisable, end of year		0	0	0
Weighted average Exercise Price
Outstanding, beginning of period		$ 0	$ 0	$ 13.13
Granted		0	0	0
Exercised	$ 13.13	0	0	13.13
Forfeited or expired		0	0	0
Outstanding, end of year		0	0	0
Exercisable, end of year		$ 0	$ 0	$ 0